FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending: 12/31/06  (b)

Is this a transition report? (Y or N):                                        N

Is this an amendment to a previous filing? (Y or N):                          N

1.  A) Registrant Name:            American Family Variable Account I

    B) File Number:                811-10097

    C) Telephone Number:           (608) 242-4100, ext 30365

2.  A) Street:                     6000 American Parkway

    B) City:                       Madison

    C) State:                      WI

    D) Zip Code:                   53783            Zip Ext.: 0001

    E) Foreign Country:                             Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y or N)          N

4. Is this the last filing on this form by the Registrant? (Y or N)           N

5. Is Registrant a small business investment company (SBIC)?(Y or N)          N

6. Is Registrant a unit investment trust (UIT)?(Y or N)                       Y
   [If answer is "Y" (Yes) complete only items 111 through 132.]

UNIT INVESTMENT TRUSTS

111. A) Depositor Name (if any):   American Family Life Insurance Company

     B) File Number:

     C) City: Madison              State: WI Zip Code: 53783     Zip Ext: 0001

        Foreign Country:           Foreign Postal Code:

112. A) Sponsor Name (if any):

     B) File Number:

     C) City:                      State:     Zip Code:          Zip Ext:

        Foreign Country:           Foreign Postal Code:

113. A) Trustee Name (if any):

     B) City:                      State:     Zip Code:          Zip Ext:

     C) Foreign Country:           Foreign Postal Code:

114. A) Principal Underwriter (if any): American Family Securities, LLC

     B) File Number:

     C) City: Madison              State: WI  Zip Code: 53783    Zip Ext: 0001

        Foreign Country:           Foreign Postal Code:

115. A) Independent Public Accountant (if any): PricewaterhouseCoopers

     B) City: Chicago              State: IL   Zip Code: 60606   Zip Ext:

        Foreign Country:           Foreign Postal Code:

116. Family of investment companies information:

     A) Is Registrant part of a family of investment companies? (Y or N)      N

     B) Identify the family in 10 letters: (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only).

117. A) Is Registrant a separate account of an insurance company (Y or N)     Y
        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     b) Variable annuity contracts? (Y/N)                                     N

     c) Scheduled premium variable life contracts? (Y/N)                      N

     d) Flexible premium variable life contracts? (Y/N)                       Y

     e) Other types of insurance products registered under the Securities
        Act of 1933? (Y/N)                                                    N

118.  State the number of series existing at the end of the period that had
      securities registered under the Securities Act of 1933.                 1

119.  State the number of new series for which registration statements under
      the Securities Act of 1933 became effective during the period.          0

120.  State the total value of the portfolio securities on the date of deposit
      for the new series included in item 119 ($000's omitted)               $0

121.  State the number of series for which a current prospectus was in
      existence at the end of the period                                      1

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
      period.                                                                 0

123.  State the total value of the additional units considered in answering
      item 122 ($000,s omitted)                                              $0

124. State the total value of units of prior series that were placed in the portfolios of a subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
      subsequent series) ($000's omitted)                                    $0

125. State the total amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
      Registrant (000,s omitted)                                         $1,889

126. Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series
      placed in the portfolio of a subsequent series.) ($000's omitted)      $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (Based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                    Number of    Total Assets   Total Income
                                     Series         ($000's    Distributions
                                    Investing       omitted)      ($000's
                                                                  Omitted)
A. U.S. Treasury direct issue         -----         -------        ------

B. U.S.  Government agency            -----         -------        ------

C. State and municipal tax-free       -----         -------        ------

D. Public utility debt                -----         -------        ------

E. Brokers or dealers debt or debt
   of brokers' or dealers parent      -----         -------        ------

F. All other corporate intermed. &
   long term debt                     -----         -------        ------

G. All other corporate short-term
   debt                               -----         -------        ------

H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers                            -----         -------        ------

I. Investment company equity
   securities                         -----         -------        ------

J. All other equity securities          1           $43,918        $1,667
                                      -----         -------        ------

K. Other securities                   -----         -------        ------

L. Total assets of all series of        1           $43,918        $1,667
   Registrant                         -----         -------        ------

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity other than the
     issuer? (Y or N)                                                          N

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
     current period? (Y or N)                                                  N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
     insurance or guarantees? (Y or N)                                         N

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000,s omitted)                                      $302

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-_____               811-_____           811-_____         811-_____

This report is signed on behalf of the Registrant in the City of Madison, and State of Wisconsin, on the 20th day of February, 2007.

American Family Variable Account I (Registrant)

By: American Family Life Insurance Company (Depositor)


/s/ Jack C. Salzwedel                            /s/ Marta Cantu
    ---------------------                            ---------------------------
    Jack C. Salzwedel                                Marta Cantu
    President and C.O.O                              Executive Admin Assistant